SHARE CAPITAL (Detail) - Income Statement Share-based payments - USD ($)	6 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Equity [Abstract]
Share Based Payments, Management and consulting fees	$ 35,653	$ 62,617
Total	$ 35,653	$ 62,617